Background, Description of Business and basis of presentation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 18, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		$ 303,319	$ 251,542	$ 489,530
Number of shares issued			14,621
Merger Transaction fees	$ 54,300
Stock value issued for exercise of warrants			1,000,000
Acquisition of noncontrolling interests from Business Transaction				32,700
Dividends, Paid-in-kind			$ 0	44,141	$ 0
May 2022 First Lien Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividends, Paid-in-kind				$ 44,100
$10 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		$ 10	$ 10
Maximum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		15	15
Minimum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		10	10
Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	29,431,260
Stock value issued for exercise of warrants	6,519,791
Warrant exercise price per share	$ 11.5
Class A Common Stock | $15 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share	$ 15	15	$ 15
Class A Common Stock | Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	18,132,776
Warrant exercise price per share	$ 11.5
Class B Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	118,200,000
Class B Common Stock | Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	6,000,000
Warrant exercise price per share	$ 0.001
Horizon Sponsor LLC
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	$ 293,200
Stock issued during period, values	475,200
Repayments of debt	482,400
Acquisition of noncontrolling interests from Business Transaction	$ 18,700		$ 15,500
Horizon Sponsor LLC | $10 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		$ 10	$ 10
Horizon Sponsor LLC | Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		5,166,666	5,166,666
Horizon Sponsor LLC | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	50,000
Number of shares issued	47,517,173
Horizon Sponsor LLC | Class A Common Stock | $10 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		17,000,000	17,000,000
Warrant exercise price per share	$ 10	$ 10	$ 10
Horizon Sponsor LLC | Class A Common Stock | $15 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		17,000,000	17,000,000
Warrant exercise price per share		$ 15	$ 15
Horizon Sponsor LLC | Class A Common Stock | Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares		18,132,776	18,132,776
Horizon Sponsor LLC | Class A Common Stock | Warrants | $10 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	17,000,000
Horizon Sponsor LLC | Class A Common Stock | Warrants | $15 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	17,000,000
Hoya Intermediate, LLC
Defined Benefit Plan Disclosure [Line Items]
Redemption of preferred units	$ 236,000
Stock value issued for exercise of warrants	1,000,000
Hoya Intermediate, LLC | $10 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		$ 10	$ 10
Hoya Intermediate, LLC | Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	3,000,000
Warrant exercise price per share	$ 10
Hoya Intermediate, LLC | Maximum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share	15
Hoya Intermediate, LLC | Minimum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share	$ 10
Hoya Intermediate, LLC | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		17,000,000
Hoya Intermediate, LLC | Class A Common Stock | $15 Exercise Warrants
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		$ 15	$ 15
Hoya Intermediate, LLC | Common Units | Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants	3,000,000
Warrant exercise price per share	$ 15